Financial risk management - Liquidity risk - Narrative (Details) € in Thousands			1 Months Ended				12 Months Ended
	Dec. 22, 2017 EUR (€) shares	Nov. 09, 2017 EUR (€) tranche	Dec. 31, 2016 EUR (€)	Oct. 31, 2016 EUR (€)	Sep. 30, 2016 EUR (€)	May 31, 2016 EUR (€)	Dec. 31, 2018 EUR (€) tranche	Dec. 31, 2017 EUR (€) item	Dec. 31, 2016 EUR (€)	Oct. 22, 2018 shares	Jan. 01, 2018 shares	Jan. 01, 2017 shares
Financial liabilities
Proceeds from issuance of long-term debt							€ 1,639	€ 12,612	€ 4,724
Number of ordinary shares | shares											3,720,000	3,720,000
European Investment Bank
Financial liabilities
Number of tranches | tranche							3
Liquidity risk
Financial liabilities
Number of ordinary shares | shares										254,527
Liquidity risk | Kreissparkasse Augsburg, Germany
Financial liabilities
Proceeds from issuance of long-term debt			€ 1,000	€ 700	€ 2,000	€ 1,000
Interest rate (as a percent)			2.72%	2.29%	2.47%	2.35%			2.72%
Cash deposit								2,000
Amount to be pledged to lender on failure to meet ability to service debt ratio								€ 2,000
Number of 3D printers serving as collateral | item								3
Liquidity risk | European Investment Bank
Financial liabilities
Maximum borrowing capacity		€ 25,000
Number of tranches | tranche		3
Maximum borrowing to total research and development and manufacturing capital expenditures (as a percent)		50.00%
2019 expected expenditures							€ 14,000
2020 expected expenditures							€ 16,200
Liquidity risk | EIB-Tranche one
Financial liabilities
Proceeds from issuance of long-term debt	€ 10,000
Interest rate (as a percent)		0.00%
Maximum borrowing capacity		€ 10,000
Consideration in cash equal to the market value of shares (in shares) | shares	195,790
Maturity term	5 years
Expiration term	10 years
Liquidity risk | EIB-Tranche two
Financial liabilities
Interest rate (as a percent)		7.00%
Maximum borrowing capacity		€ 8,000
Liquidity risk | EIB-Tranche three
Financial liabilities
Interest rate (as a percent)		3.00%
Maximum borrowing capacity		€ 7,000